Risk/Return Detail Data - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - USD ($)			12 Months Ended		24 Months Ended
		Sep. 29, 2025	Sep. 29, 2025	Dec. 31, 2024	Sep. 29, 2025
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		0.68%
Fee Waiver or Reimbursement	[1]	(0.18%)
Net Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		193
Expense Example, with Redemption, 5 Years		355
Expense Example, with Redemption, 10 Years		$ 824
Annual Return, Inception Date		Dec. 14, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(5.55%)		(4.67%)	[2]
Annual Return [Percent]				(5.55%)
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Constructing a portfolio focused on commodities exposure that is established through various alternative risk premia (ARP) investment strategies. ARP investment strategies are systematic and rules-based investment strategies motivated by economic or market structure theory that provide exposure to specific risk premia such as carry, liquidity, low beta, momentum, value and volatility. Executing the fund's strategy through investments in swaps (including excess return and total return swaps) and other derivatives instruments that are designed to provide the returns of rules-based ARP investment strategy indices that provide commodities exposure. These ARP investment strategies may have long/short exposure to cash, forward contracts, futures, options, and other derivatives, providing exposure to the investment returns of the commodities markets without investing directly in physical commodities. Investing in U.S. Government securities, short-term investment-grade debt securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral for derivatives positions. Employing various quantitative measures and qualitative techniques to evaluate characteristics of risk premia and risk premium indices in order to select ARP investment strategies. Engaging in transactions that may have a leveraging effect on the fund, including long and short investments in derivatives (such as swaps - including excess return and total return swaps, forward contracts, futures, and options) to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivatives and related collateral (cash or cash equivalent investments, short-term investment funds and/or U.S. Government securities), commodity-related exchange-traded funds (ETFs) and commodity-related exchange-traded notes (ETNs). Effective December 11, 2025, normally investing at least 80% of assets in commodity-linked derivative instruments. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. The fund intends to provide exposure to the commodities market but will not be managed to take delivery of physical commodities. The fund may divest of commodity-linked derivative instruments to avoid delivery.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		9.87%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		1.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2024
Lowest Quarterly Return		(3.73%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | After Taxes on Distributions | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(6.72%)		(5.79%)	[2]
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | After Taxes on Distributions and Sales | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(3.27%)		(4.01%)	[2]
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | LB057
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 3-Month Treasury Bellwether Index
Average Annual Return, Percent			5.29%		5.29%
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%		1.68%
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund | Fidelity SAI Alternative Risk Premia Strategy Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.36%
Expenses (as a percentage of Assets)		0.81%
Fee Waiver or Reimbursement	[3]	(0.31%)
Net Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		217
Expense Example, with Redemption, 5 Years		408
Expense Example, with Redemption, 10 Years		$ 963
Annual Return, Inception Date		Dec. 14, 2023
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.37%		2.58%	[4]
Annual Return [Percent]				4.37%
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Alternative Risk Premia Strategy Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Alternative Risk Premia Strategy Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Constructing a portfolio focused on currency exposure that is established through various alternative risk premia (ARP) investment strategies. ARP investment strategies are systematic and rules-based investment strategies motivated by economic or market structure theory that provide exposure to specific risk premia such as carry, liquidity, low beta, momentum, value and volatility. Executing the fund's strategy through investments in swaps (including excess return and total return swaps) and other derivatives instruments that are designed to provide the returns of rules-based ARP investment strategy indices that provide currency exposure. These ARP investment strategies may have long/short exposure to cash, spot currency, forward contracts, futures, options, and other derivatives, providing exposure to the investment returns of currencies without investing directly in physical currencies. Investing in U.S. Government securities, short-term investment-grade debt securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral for derivatives positions. Employing various quantitative measures and qualitative techniques to evaluate characteristics of risk premia and risk premium indices in order to select ARP investment strategies. Engaging in transactions that may have a leveraging effect on the fund, including long and short investments in derivatives (such as swaps - including excess return and total return swaps, forward contracts, futures, and options) to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. Effective December 11, 2025, normally investing at least 80% of assets in currency-linked derivative instruments. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Currency-linked derivative instruments include swaps (including excess return and total return swaps), FX transactions such as spot FX trades, FX forwards, non-deliverable forwards, and cross-currency FX trades and other derivative instruments providing exposure to the investment returns of currencies.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		(7.98%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2024
Highest Quarterly Return		7.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2024
Lowest Quarterly Return		(4.50%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund | After Taxes on Distributions | Fidelity SAI Alternative Risk Premia Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.37%		2.58%	[4]
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund | After Taxes on Distributions and Sales | Fidelity SAI Alternative Risk Premia Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.59%		1.97%	[4]
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund | LB057
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 3-Month Treasury Bellwether Index
Average Annual Return, Percent			5.29%		5.29%
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%		1.68%
Document Type		485BPOS
Registrant Name		Fidelity Greenwood Street Trust

[1]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.50% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2026 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From December 14, 2023 .
[3]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.50% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2026 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From December 14, 2023 .